                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

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                                    FORM N-PX

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               ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER: 811-8895

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                                 ING FUNDS TRUST
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

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                          7337 E. DOUBLETREE RANCH ROAD
                              SCOTTSDALE, AZ 85258
               (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

       (NAME AND ADDRESS OF AGENT FOR SERVICE)       WITH COPIES TO:

             THERESA K. KELETY, ESQ.             JEFFREY S. PURETZ, ESQ.
              ING INVESTMENTS, LLC                     DECHERT LLP
          7337 E. DOUBLETREE RANCH ROAD            1775 I STREET, N.W.
              SCOTTSDALE, AZ 85258                 WASHINGTON, DC 20006

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (800) 992-0180

                                   ----------

Date of fiscal year end: March 31

Date of reporting period: July 1, 2008 - June 30, 2009

Item 1. Proxy Voting Record

******************************* FORM N-PX REPORT *******************************


ICA File Number: 811-08895
Reporting Period: 07/01/2008 - 06/30/2009
ING Funds Trust


======================== ING CLASSIC MONEY MARKET FUND =========================


This fund had no proxy voting activity during the reporting period.



============================= ING GNMA INCOME FUND =============================


This fund had no proxy voting activity during the reporting period.



=========================== ING HIGH YIELD BOND FUND ===========================


HUNTSMAN CORP

Ticker:       HUN            Security ID:  447011107
Meeting Date: NOV 19, 2008   Meeting Type: Annual
Record Date:  OCT 22, 2008

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Jon M. Huntsman          For       For          Management
1.2   Elect Director Marsha J. Evans          For       For          Management
2     Ratify Auditors                         For       For          Management




================== ING INSTITUTIONAL PRIME MONEY MARKET FUND ===================


This fund had no proxy voting activity during the reporting period.



========================== ING INTERMEDIATE BOND FUND ==========================


This fund had no proxy voting activity during the reporting period.



====================== ING NATIONAL TAX-EXEMPT BOND FUND =======================


This fund had no proxy voting activity during the reporting period.



========== END N-PX REPORT
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                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ING FUNDS TRUST

By: /s/ Shaun P. Mathews
    -------------------------------------
    Shaun P. Mathews
    President and Chief Executive Officer

Date: August 27, 2009